INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of loss before provision for income taxes

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥111,262,428	¥(32,395,145)	$(4,696,108)
China	224,203	2,531,634	366,994
Total	¥111,486,631	¥(29,863,511)	$(4,329,114)

Schedule of deferred tax liabilities, net

Deferred tax assets, net is composed of the following:

	June 30,	December 31,	June 30,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥1,781,573	¥742,481	$107,632
Impairment for inventory	59,913	51,745	7,501
Net operating loss carryforwards	16,511,047	17,979,524	2,606,369
Subtotal	18,352,533	18,773,750	2,721,502
Less: Valuation allowance	(17,193,874)	(17,653,971)	(2,559,176)
Total deferred tax assets, net	1,158,659	1,119,779	162,326
Deferred tax liabilities:
Accelerated amortization of intangible assets	(119,271)	(132,891)	(19,264)
Gain on the previously held equity method investment	(146,888)	(146,888)	(21,293)
Recognition of customer relationship arising from business combinations	(892,500)	(840,000)	(121,769)
Total deferred tax liabilities	(1,158,659)	(1,119,779)	(162,326)
Deferred tax assets, net	¥—	¥—	$—

Summary of NOL expiration

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2023	¥13,146,922	$1,905,821
2024	10,484,902	1,519,925
2025	19,617,124	2,843,762
2026	32,533,742	4,716,197
2027	27,137,905	3,933,999
Total	¥102,920,595	$14,919,704

Schedule of company's income tax expense

The Company’s income tax expense is comprised of the following:

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision	¥2,889	¥9,180	$1,331
Deferred income tax provision	104,315	—	—
Expense for income tax	¥107,204	¥9,180	$1,331